Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	$ 452	$ 368
Other receivables	23	25
Prepayments	74	77
Loans to and receivables from associates	2	2
Trade and other current receivables	$ 551	472
Non-current
Loans to associates		$ 8